Share Based Compensation - Schedule of Restricted Shares Activity (Details) - Restricted Shares [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Restricted Shares Activity [Line Items]
Number of shares Outstanding balance | shares
Weighted average grant date fair value Outstanding balance | $ / shares
Number of shares Granted | shares	1,000,000
Weighted average grant date fair value Granted | $ / shares	$ 0.16
Number of shares Vested | shares	(250,000)
Weighted average grant date fair value Vested | $ / shares	$ 0.16
Number of shares Unvested balance | shares	750,000
Weighted average grant date fair value Unvested balance | $ / shares	$ 0.16